Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 67,054	$ 45,748
Accrued expenses	51,494	44,032
Total	$ 118,548	$ 89,780